Leases - Summary of Operating Lease Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Lease Additional Information [Abstract]
Operating cash flows from operating leases	¥ 137,318	¥ 116,523
Operating leases	¥ 40,588	¥ 254,745
Weighted average remaining lease term, Operating leases	2 years 2 months 23 days	1 year 11 months 12 days
Weighted average discount rate, Operating leases	5.22%	5.95%